UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04015
Investment Company Act File Number
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments
Eaton Vance AMT-Free Municipal Income Fund
Eaton Vance Large-Cap Core Research Fund
Eaton Vance Tax Free Reserves
Eaton Vance Tax-Managed Growth Fund 1.1
Eaton Vance Tax-Managed Growth Fund 1.2

Eaton Vance AMT-Free Municipal Income Fund	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 114.1%

Principal
Amount
(000’s omitted)	Security	Value
Education — 9.4%
$9,990	Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38(1)	$10,461,195
12,800	Houston, TX, Higher Educational Finance Corp., (Rice University), 4.50%, 11/15/37	12,811,648
1,375	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	1,423,400
12,960	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(2)	14,420,203
4,110	Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	4,475,694
10	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	10,572
9,990	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	10,561,428
4,380	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	4,228,890
5,000	New York Dormitory Authority, (Vassar College), 5.00%, 7/1/46	5,149,750
1,075	St. Joseph County, IN, Educational Facilities, (University of Notre Dame Du Lac Project), 5.00%, 3/1/36	1,134,974
4,475	University of Virginia, 5.00%, 6/1/40	4,718,485

		$69,396,239

Electric Utilities — 3.5%
$3,520	Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	$3,871,683
5,000	North Carolina Municipal Power Agency No. 1, (Catawba Electric), 5.50%, 1/1/14	5,498,300
2,100	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	1,013,103
2,000	Sam Rayburn, TX, Municipal Power Agency, 6.00%, 10/1/21	2,049,280
7,200	San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(1)	7,585,704
5,505	Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	5,714,741

		$25,732,811

Escrowed/Prerefunded — 2.0%
$3,000	Allegheny County, PA, Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$3,245,010
10,000	Foothill/Eastern, CA, Transportation Corridor Agency, Escrowed to Maturity, 0.00%, 1/1/18	7,933,100
6,000	Savannah, GA, Economic Development Authority, Escrowed to Maturity, 0.00%, 12/1/21	3,715,620

		$14,893,730

General Obligations — 14.7%
$6,125	California, 5.50%, 11/1/39	$6,115,812
4,165	California, 6.00%, 4/1/38	4,386,786
2,800	Clackamas County, OR, School District No. 46, 0.00%, 6/15/32	929,124
5,880	Clackamas County, OR, School District No. 46, 0.00%, 6/15/33	1,848,202
11,100	Clackamas County, OR, School District No. 46, 0.00%, 6/15/34	3,295,812
11,775	Clackamas County, OR, School District No. 46, 0.00%, 6/15/36	3,114,370
10,000	Clark County, NV, 5.00%, 6/1/38(1)	10,072,700
4,000	Deschutes and Jefferson Counties, OR, School District No. 2J, 0.00%, 6/15/24	2,077,600
3,700	Deschutes and Jefferson Counties, OR, School District No. 2J, 0.00%, 6/15/25	1,817,551
10,000	Florida Board of Education, 5.00%, 6/1/37(1)	10,331,100
525	Frisco, TX, Independent School District, (PSF), 5.00%, 8/15/27	561,099
1,070	Frisco, TX, Independent School District, (PSF), 5.00%, 8/15/31	1,127,459
120	Lindenhurst, NY, 3.00%, 1/15/18	121,205
210	Lindenhurst, NY, 3.00%, 1/15/20	206,453
7,135	Los Angeles, CA, Unified School District, 5.00%, 1/1/34	7,218,765
740	Newton, MA, 5.00%, 4/1/36	791,141
1,610	Newton, MA, 5.00%, 4/1/39	1,715,020
600	North Haledon, NJ, 3.00%, 1/15/18	604,764
750	North Haledon, NJ, 3.00%, 1/15/19	744,645
750	North Haledon, NJ, 3.125%, 1/15/20	744,533
360	North Haledon, NJ, 3.25%, 1/15/21	358,690
528	North Haledon, NJ, 3.25%, 1/15/22	519,283
2,500	Northside, TX, Independent School District, (PSF), 5.00%, 8/15/38	2,629,900

1

Principal
Amount
(000’s omitted)	Security	Value
$5,195	Port Authority of Houston, TX, (Harris County), 5.00%, 10/1/38	$5,432,827
2,025	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/22	1,180,697
2,815	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	1,462,111
1,790	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/25	879,302
1,790	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/26	831,204
12,690	San Francisco, CA, Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(1)	12,913,407
7,700	Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)(3)	8,065,095
4,000	South Carolina, 3.25%, 8/1/30	3,511,200
3,670	South Carolina, (Coastal Carolina University), 2.50%, 4/1/29(4)	2,820,285
10,000	Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/33	9,922,100

		$108,350,242

Health Care-Miscellaneous — 0.9%
$4,275	New Jersey Health Care Facilities Financing Authority, (Community Hospital Group, Inc.), 5.75%, 10/1/31	$4,545,052
200	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class B, 7.50%, 9/1/15	202,524
100	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class D, 7.50%, 9/1/15	101,262
100	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class E, 7.50%, 9/1/15	101,262
202	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(5)	206,594
712	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 1, 5.50%, 12/1/36(5)	729,146
848	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 5.50%, 12/1/36(5)	868,030

		$6,753,870

Hospital — 15.1%
$875	Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.375%, 8/15/29	$893,349
2,375	Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	2,411,314
5,275	California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,500,928
1,330	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	1,305,714
2,100	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	2,002,329
2,465	California Statewide Communities Development Authority, (John Muir Health), 5.125%, 7/1/39	2,376,186
3,300	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	3,079,065
360	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	321,617
1,080	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	889,499
1,000	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	903,330
970	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	857,199
10,710	Fairfax County, VA, Industrial Development Authority, (Inova Health System), 5.50%, 5/15/35(1)	11,241,859
7,205	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	7,224,526
2,985	Idaho Health Facilities Authority, (Trinity Health Credit Group), 6.25%, 12/1/33	3,264,336
7,120	Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	8,029,865
5,230	Kansas Development Finance Authority, (Adventist Healthcare), 5.75%, 11/15/38	5,579,887
2,490	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	450,839
10,410	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	1,453,548
4,150	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	4,209,179
7,150	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/47	6,943,722
5,465	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	4,775,262
6,690	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	6,209,324
1,865	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,837,976
2,870	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	2,816,675
3,380	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,234,221

2

Principal
Amount
(000’s omitted)	Security	Value
$1,575	Oneida County, NY, Industrial Development Agency, (St. Elizabeth’s Medical Center), 5.75%, 12/1/19	$1,550,808
980	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	967,123
1,000	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	1,023,530
1,100	San Benito, CA, Health Care District, 5.40%, 10/1/20	981,266
3,490	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Texas Health Resources), 5.00%, 11/15/42	3,434,614
13,690	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Texas Health Resources), 5.00%, 11/15/47	13,405,111
1,220	West Virginia Hospital Finance Authority, (United Health System), 5.50%, 6/1/34	1,211,838
780	West Virginia Hospital Finance Authority, (United Health System), 5.50%, 6/1/39	781,045

		$111,167,084

Housing — 0.6%
$2,500	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	$2,379,125
1,140	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	1,138,837
940	North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	927,320
285	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(6)	171,000

		$4,616,282

Industrial Development Revenue — 5.6%
$3,500	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co. Project), 4.95%, 5/15/33	$3,185,700
2,790	Campbell County, WY, Solid Waste Facilities, (Basin Electric Power Cooperative), 5.75%, 7/15/39	2,962,896
5,000	Chicago, IL, O’Hare International Airport, (American Airlines, Inc.), 5.50%, 12/1/30	3,551,650
765	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	720,745
3,925	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	3,974,895
8,560	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	8,668,541
2,175	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	2,283,010
16,620	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	15,673,657

		$41,021,094

Insured-Education — 0.3%
$1,750	Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,050,895

		$2,050,895

Insured-Electric Utilities — 1.0%
$5,415	Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$6,081,803
2,865	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	1,019,625

		$7,101,428

Insured-General Obligations — 5.9%
$14,800	District of Columbia, (FGIC), (NPFG), 4.75%, 6/1/33	$14,879,476
5,000	Frisco, TX, Independent School District, (AGM), 4.00%, 8/15/40(7)	4,638,800
6,875	Los Angeles, CA, Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(1)	6,672,325
2,340	Merced, CA, Union High School District, (FGIC), (NPFG), 0.00%, 8/1/20	1,321,188
1,310	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30	1,200,143
12,930	Texas, (Transportation Commission-Mobility Fund), (FGIC), (NPFG), 4.50%, 4/1/35	12,872,332
1,865	Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	1,612,554

		$43,196,818

Insured-Hospital — 1.7%
$7,820	Harrisonburg, VA, Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 4.50%, 8/15/36	$6,400,279
6,270	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42	6,228,555

		$12,628,834

3

Principal
Amount
(000’s omitted)	Security	Value
Insured-Lease Revenue/Certificates of Participation — 1.4%
$10,000	Anaheim, CA, Public Financing Authority, Lease Revenue, (AGM), 0.00%, 9/1/31	$2,473,600
7,650	Hudson Yards, NY, Infrastructure Corp., (NPFG), 4.50%, 2/15/47	6,631,785
2,385	Saint Louis, MO, Industrial Development Authority, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,247,474

		$10,352,859

Insured-Other Revenue — 2.2%
$5,185	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45	$4,783,163
9,690	Golden State Tobacco Securitization Corp., CA, (AGC), (FGIC), 5.00%, 6/1/38	9,239,221
10,600	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	1,952,626

		$15,975,010

Insured-Special Tax Revenue — 8.3%
$23,000	Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$17,017,010
5,910	Ceres, CA, Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	4,462,759
4,000	Hamilton County, OH, Sales Tax, (AMBAC), 0.00%, 12/1/22	2,199,440
1,245	Massachusetts Bay Transportation Authority, (NPFG), 4.00%, 7/1/33	1,173,761
6,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/27	6,783,600
5,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	5,656,400
3,385	McKay Landing, CO, Metropolitan District No. 2, (AMBAC), 4.25%, 12/1/36	2,447,660
8,440	Metropolitan Atlanta, GA, Rapid Transit Authority, (AGM), 5.00%, 7/1/34(1)	8,806,802
3,400	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	3,199,978
6,900	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,290,852
29,325	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	1,748,063
5,420	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	660,427
10,755	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,217,789
8,590	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	900,146
4,600	San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	3,428,334

		$60,993,021

Insured-Transportation — 5.9%
$4,120	Alabama Dock Authority, (NPFG), 4.50%, 10/1/36	$3,693,498
30,000	Alameda, CA, Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	7,274,100
5,050	Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34	5,042,526
7,120	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	884,304
11,475	Metropolitan Transportation Authority, NY, (AGC), 4.50%, 11/15/38	11,328,808
4,285	Minneapolis and St. Paul, MN, Metropolitan Airports Commission, (FGIC), (NPFG), 4.50%, 1/1/32	4,208,855
1,040	New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,174,191
10,000	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,132,500
4,845	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.75%, 8/15/38	4,908,809

		$43,647,591

Insured-Water and Sewer — 4.2%
$5,020	Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$5,328,178
10,635	El Paso, TX, Water and Sewer Revenue, (NPFG), 4.75%, 3/1/27	10,931,185
5,225	Louisville and Jefferson County, KY, Metropolitan Sewer District and Drainage System, (AGC), 4.25%, 5/15/38	5,078,491
10,050	Massachusetts Water Resources Authority, (AGM), 4.50%, 8/1/46	9,469,210

		$30,807,064

Lease Revenue/Certificates of Participation — 3.1%
$8,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$8,392,240
6,530	New York, NY, Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	6,367,729
7,250	New York, NY, Transitional Finance Authority, (Building Aid), 6.00%, 7/15/38	8,203,810

		$22,963,779

4

Principal
Amount
(000’s omitted)	Security	Value
Nursing Home — 0.5%
$990	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	$990,861
995	Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	995,906
2,000	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	1,979,160

		$3,965,927

Other Revenue — 3.6%
$1,175	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$1,208,511
1,320	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,366,543
720	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	745,344
48,810	Buckeye Tobacco Settlement Financing Authority, OH, 0.00%, 6/1/47	1,749,350
2,365	Buckeye Tobacco Settlement Financing Authority, OH, 5.875%, 6/1/47	1,685,181
1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	1,053,250
955	Golden State Tobacco Securitization Corp., CA, 0.00%, 6/1/37	612,747
625	Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	442,775
7,805	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	6,054,417
1,000	Mohegan Tribe Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(5)	850,140
4,450	New York, NY, Transitional Finance Authority, 5.25%, 1/15/27	4,759,765
2,300	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	100,004
255	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	250,645
740	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	666,851
150	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/23	124,437
285	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/28	224,007
2,735	Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	2,391,019
12,555	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	479,601
2,390	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(5)	1,746,493

		$26,511,080

Pooled Loans — 0.4%
$1,160	Idaho Board Bank Authority, 5.25%, 9/15/25	$1,308,051
1,555	Idaho Board Bank Authority, 5.375%, 9/15/27	1,747,571

		$3,055,622

Senior Living/Life Care — 1.8%
$3,300	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$2,757,348
1,885	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	1,793,068
3,125	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	2,939,469
1,490	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,218,045
3,470	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	3,172,899
1,480	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(8)	821,104
980	St. Paul, MN, Housing and Redevelopment Authority, (Care Institute, Inc.-Highland), 8.75%, 11/1/24(9)	763,018

		$13,464,951

Special Tax Revenue — 4.8%
$2,490	Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	$2,338,782
750	Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33	771,458
1,465	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	1,466,948
1,250	Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	829,875
1,000	Capistrano, CA, Unified School District, 6.00%, 9/1/33	948,250
1,740	Cleveland-Cuyahoga County, OH, Port Authority, 7.00%, 12/1/18	1,762,690
1,690	Denver, CO, Urban Renewal Authority, 8.00%, 12/1/24	1,591,507
1,500	Frederick County, MD, (Urbana Community Development Authority), 6.625%, 7/1/25	1,500,015
4,015	Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	4,324,958
17,975	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	17,846,119
2,395	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,157,168
960	Tiverton, RI, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	936,528

		$35,474,298

5

Principal
Amount
(000’s omitted)	Security	Value
Transportation — 10.3%
$1,400	Branson, MO, Regional Airport Transportation Development District, 6.00%, 7/1/37	$965,048
2,250	Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	2,622,420
5,000	Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	5,773,500
1,300	Miami-Dade County, FL, (Miami International Airport), 5.375%, 10/1/35	1,318,226
24,340	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/35	5,512,036
15,000	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	2,834,100
7,400	New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	8,186,028
6,730	New Jersey Turnpike Authority, 5.25%, 1/1/40	7,017,102
2,545	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/35	2,583,582
3,040	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/40	3,078,699
10,000	Pennsylvania Turnpike Commission, 0.00%, 12/1/38	6,543,000
1,715	Pennsylvania Turnpike Commission, 5.50%, 12/1/41	1,786,653
15,000	Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	15,586,650
1,730	Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,806,034
10,000	Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	10,700,250

		$76,313,328

Water and Sewer — 6.9%
$3,075	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$2,629,924
16,200	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 4.75%, 7/1/36(1)	16,377,876
1,700	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.50%, 6/15/32	1,690,446
975	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.50%, 6/15/38	964,178
6,295	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/39	6,558,572
14,100	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40(1)	15,086,436
6,855	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)	7,717,290

		$51,024,722

Total Tax-Exempt Investments — 114.1% (identified cost $843,251,769)		$841,458,579

Short-Term Investments — 0.5%

Principal
Amount
(000’s omitted)	Security	Value
$3,245	State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/10	$3,245,216

Total Short-Term Investments — 0.5% (identified cost $3,245,216)		$3,245,216

Total Investments — 114.6% (identified cost $846,496,985)		$844,703,795

Other Assets, Less Liabilities — (14.6)%		$(107,379,124)

Net Assets — 100.0%		$737,324,671

6

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At March 31, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		New York	22.1%
		California	17.7%
		Texas	14.5%
		Others, representing less than 10% individually	60.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2010, 26.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 10.1% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $2,290,096.

(4)		When-issued security.

(5)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the aggregate value of these securities is $4,400,403 or 0.6% of the Fund’s net assets.

(6)		Defaulted bond.

(7)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(8)		Security is in default and making only partial interest payments.

(9)		Security is in default with respect to scheduled principal payments.

A summary of financial instruments outstanding at March 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
6/10	742 U.S. 30-Year Treasury Bond	Short	$(86,579,528)	$(86,164,750)	$414,778

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
JPMorgan Chase Co.	$15,737,500	4.609%	3-month USD- LIBOR-BBA	June 15, 2010/ June 15, 2040	$(113,929)
Merrill Lynch Capital Services, Inc.	13,275,000	4.665	3-month USD- LIBOR-BBA	May 24, 2010/ May 24, 2040	(254,499)

					$(368,428)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At March 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At March 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $414,778 and $368,428, respectively.

7

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$732,841,180

Gross unrealized appreciation	$31,644,626
Gross unrealized depreciation	(35,057,011)

Net unrealized depreciation	$(3,412,385)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$841,458,579	$—	$841,458,579
Short-Term Investments	—	3,245,216	—	3,245,216

Total Investments	$—	$844,703,795	$—	$844,703,795

Futures Contracts	$414,778	$—	$—	$414,778

Total	$414,778	$844,703,795	$—	$845,118,573

Liability Description

Interest Rate Swaps	$—	$(368,428)	$—	$(368,428)

Total	$—	$(368,428)	$—	$(368,428)

The Fund held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance Tax Free Reserves	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.6%

Principal
Amount
(000’s omitted)	Security	Value
General Obligation Notes/Bonds — 9.8%
$2,500	Hartford, CT, 3.00%, 4/15/10	$2,501,464
1,000	Illinois, 4.00%, 5/20/10	1,004,551
535	LaSalle & Grundy Counties, IL, High School District No. 160, 2.125%, 2/1/11	542,027
675	South Euclid, OH, 1.75%, 9/30/10	679,368
550	Wadsworth, OH, School District, 2.25%, 9/22/10	554,166

		$5,281,576

Revenue Notes/Bonds — 11.9%
$1,600	Dos Palos-Oro Loma, CA, Joint Unified School District, 2.50%, 9/8/10	$1,605,169
2,500	Oxnard, CA, Financing Authority, 2.50%, 8/25/10	2,507,366
250	Plover, WI, Water System, 2.25%, 5/1/10	250,278
2,000	Wisconsin School Districts Cash Flow Administration Program, 1.625%, 10/15/10	2,010,451

		$6,373,264

Variable Rate Demand Obligations — 75.9%
$1,500	Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), (SPA: Lloyds TSB Bank PLC, CalPERS), 0.27%, 4/1/45	$1,500,000
2,000	Burke County, GA, Development Authority, (Georgia Power Company), 0.28%, 7/1/49	2,000,000
2,000	Castaic Lake Water Agency, CA, Certificates of Participation, (LOC: Wells Fargo Bank N.A.), 0.26%, 8/1/20	2,000,000
1,500	Chicago, IL, (Neighborhoods Alive 21 Program), (LOC: Northern Trust Company), 0.30%, 1/1/37	1,500,000
990	Colorado Educational and Cultural Facilities Authority, (YMCA of Metropolitan Denver), (LOC: Wells Fargo Bank N.A.), 0.38%, 7/1/18	990,000
760	Colorado Housing and Finance Authority, (SPA: Calyon Bank), 0.30%, 4/1/38	760,000
2,000	Eagle Tax-Exempt Trust, NY, (SPA: Citigroup Financial Products), (AGM), (BHAC), 0.30%, 11/15/30	2,000,000
1,500	Geisinger Authority, PA, (Geisinger Health System), (SPA: Northern Trust Company), 0.27%, 6/1/39	1,500,000
1,586	Gwinnett County, GA, Development Authority, (Civic & Cultural Center), (SPA: Landesbank Hessen-Thuringen), 0.28%, 9/1/31	1,586,000
1,800	Illinois Development Finance Authority, (British Home for Retired Men and Women), (LOC: LaSalle Bank N.A.), 0.40%, 11/1/27	1,800,000
500	Illinois Finance Authority, (University of Chicago Medical Center), (LOC: Wells Fargo Bank N.A.), 0.27%, 8/15/26	500,000
700	Las Vegas Valley, NV, Water District, (SPA: Dexia Credit Local), 0.35%, 6/1/36	700,000
500	Long Island, NY, Power Authority, Electric System Revenue, (LOC: State Street Bank and Trust Co.), (AGM), (AMBAC), (BHAC), 0.29%, 5/1/33	500,000
1,500	Massachusetts Health and Educational Facilities Authority, (Harvard University), 0.26%, 7/1/35	1,500,000
1,500	Massachusetts Health and Educational Facilities Authority, (Museum of Fine Arts), (SPA: Bank of America N.A.), 0.28%, 12/1/37	1,500,000
2,000	Nebraska Investment Finance Authority, SFMR, (SPA: Federal Home Loan Bank), (AMT), 0.30%, 9/1/37	2,000,000
1,960	New Hampshire Health and Education Facilities Authority, (Dartmouth College), (SPA: JPMorgan Chase Bank), 0.25%, 6/1/23	1,960,000
1,500	New Jersey Economic Development Authority, (Duke Farms Foundation), (LOC: Northern Trust Company), 0.36%, 7/1/48	1,500,000
955	New Jersey Health Care Facilities Financing Authority, (Somerset Medical Center), (LOC: TD Bank N.A.), 0.27%, 7/1/24	955,000
1,500	New York Housing Finance Agency, (Victory Housing), (Liq: FHLMC), (AMT), 0.30%, 11/1/33	1,500,000
1,300	New York Mortgage Agency, (SPA: Dexia Credit Local), (AMT), 0.32%, 4/1/37	1,300,000
1,500	New York, NY, (LOC: TD Bank N.A.), 0.26%, 9/1/27	1,500,000
1,500	Oklahoma Turnpike Authority, (SPA: Lloyds TSB Bank PLC), 0.32%, 1/1/28	1,500,000
900	Pasadena, TX, Independent School District, (PSF Guaranteed), (SPA: Bank of America N.A.), 0.29%, 8/15/26	900,000

1

Principal
Amount
(000’s omitted)	Security	Value
$845	Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Children’s Hospital of Philadelphia Project), (SPA: JPMorgan Chase Bank), 0.28%, 2/15/14	$845,000
2,000	Private Colleges and Universities Authority, GA, (Emory University), 0.27%, 9/1/35	2,000,000
1,000	Travis County, TX, Housing Finance Corp., (Mid-America Apartments, LP), (Travis Apartments), (Liq: FNMA), 0.28%, 2/15/34	1,000,000
1,500	Virginia Small Business Financing Authority, (Carilion Clinic Obligated Group), (SPA: Wells Fargo Bank N.A.), 0.30%, 7/1/42	1,500,000
2,000	Washington State Housing Finance Commission, (Rockwood Retirement Communities Program), (LOC: Wells Fargo Bank N.A.), 0.28%, 1/1/30	2,000,000

		$40,796,000

Total Tax-Exempt Investments — 97.6% (amortized cost $52,450,840)(1)		$52,450,840

Other Assets, Less Liabilities — 2.4%		$1,292,017

Net Assets — 100.0%		$53,742,857

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CalPERS	-	California Public Employees’ Retirement System

FHLMC	-	Federal Home Loan Mortgage Corporation

FNMA	-	Federal National Mortgage Association

Liq	-	Liquidity Provider

LOC	-	Letter of Credit

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

SPA	-	Standby Bond Purchase Agreement

(1)		Cost for federal income taxes is the same.

The stated interest rate on variable rate demand obligations represents the rate in effect at March 31, 2010.

At March 31, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		California	14.2%
		New York	12.6%
		Georgia	10.4%
		Illinois	10.0%
		Others, representing less than 10% individually	50.4%

At March 31, 2010, the concentration of the Fund’s investments in the various industries, determined as a percentage of net assets, is as follows:

		Education	20.5%
		General Obligations	18.0%
		Housing	15.9%
		Hospital	13.3%
		Other Revenue	10.4%
		Others, representing less than 10% individually	19.5%

At March 31, 2010, 13.3% of the Fund’s investments were supported by letters of credit from Wells Fargo Bank N.A.

2

The Fund did not have any open financial instruments at March 31, 2010.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$52,450,840	$—	$52,450,840

Total Investments	$—	$52,450,840	$—	$52,450,840

The Fund held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance Tax-Managed Growth Fund 1.1 as of March 31, 2010 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2010, the value of the Fund’s investment in the Portfolio was $1,416,919,801 and the Fund owned 14.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance Tax-Managed Growth Fund 1.2 as of March 31, 2010 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2010, the value of the Fund’s investment in the Portfolio was $606,489,936 and the Fund owned 6.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 4.9%
Boeing Co. (The)	960,677	$69,754,757
General Dynamics Corp.	473,021	36,517,221
Honeywell International, Inc.	293,134	13,270,176
Lockheed Martin Corp.	19,800	1,647,756
Northrop Grumman Corp.	971,465	63,698,960
Raytheon Co.	58,153	3,321,699
Rockwell Collins, Inc.	147,928	9,258,814
United Technologies Corp.	3,657,193	269,205,977

		$466,675,360

Air Freight & Logistics — 2.6%
FedEx Corp.	1,156,039	$107,974,043
United Parcel Service, Inc., Class B	2,197,000	141,508,770

		$249,482,813

Auto Components — 0.3%
Johnson Controls, Inc.	740,109	$24,416,196
WABCO Holdings, Inc.(1)	1,156	34,587

		$24,450,783

Automobiles — 0.0%
DaimlerChrysler AG	17,284	$812,521
Harley-Davidson, Inc.	16,800	471,576

		$1,284,097

Beverages — 4.8%
Brown-Forman Corp., Class A	393,146	$24,689,569
Brown-Forman Corp., Class B	156,213	9,286,863
Coca-Cola Co. (The)	2,790,708	153,488,940
Coca-Cola Enterprises, Inc.	54,516	1,507,912
Molson Coors Brewing Co., Class B	186,000	7,823,160
PepsiCo, Inc.	3,914,963	259,013,952

		$455,810,396

Biotechnology — 2.0%
Amgen, Inc.(1)	2,917,758	$174,365,218
Biogen Idec, Inc.(1)	13,543	776,827
Genzyme Corp.(1)	22,983	1,191,209
Gilead Sciences, Inc.(1)	246,207	11,197,494

		$187,530,748

Building Products — 0.0%
Masco Corp.	65,867	$1,022,256

		$1,022,256

Capital Markets — 4.0%
Ameriprise Financial, Inc.	74,034	$3,358,182
Bank of New York Mellon Corp. (The)	891,997	27,544,867
Charles Schwab Corp. (The)	718,360	13,426,148
E*Trade Financial Corp.(1)	45,935	75,793
Federated Investors, Inc., Class B	122,316	3,226,696
Franklin Resources, Inc.	539,468	59,827,001
Goldman Sachs Group, Inc.	557,466	95,120,424
Legg Mason, Inc.	96,941	2,779,299
Morgan Stanley	2,832,245	82,956,456
Northern Trust Corp.	715,649	39,546,764
Piper Jaffray Cos., Inc.(1)	400	16,120
State Street Corp.	529,119	23,884,432

Security	Shares	Value
T. Rowe Price Group, Inc.	323,743	$17,783,203
UBS AG(1)	92,681	1,508,847
Waddell & Reed Financial, Inc., Class A	273,635	9,861,805

		$380,916,037

Chemicals — 1.0%
Ashland, Inc.	30,391	$1,603,733
Dow Chemical Co. (The)	152,627	4,513,180
E.I. Du Pont de Nemours & Co.	978,736	36,448,129
Ecolab, Inc.	380,814	16,736,775
Monsanto Co.	29,671	2,119,103
PPG Industries, Inc.	4,400	287,760
Sigma-Aldrich Corp.	679,514	36,462,721

		$98,171,401

Commercial Banks — 3.2%
Bank of Hawaii Corp.	616	$27,689
Bank of Montreal	33,047	2,005,953
BB&T Corp.	1,042,349	33,761,684
Comerica, Inc.	230,933	8,784,691
Fifth Third Bancorp	1,146,030	15,574,548
First Horizon National Corp.(1)	69,152	971,591
HSBC Holdings PLC	220,592	2,241,214
HSBC Holdings PLC ADR	103,266	5,234,554
KeyCorp	135,024	1,046,436
M&T Bank Corp.	25,938	2,058,958
Marshall & Ilsley Corp.	157,890	1,271,015
PNC Financial Services Group, Inc.	81,626	4,873,072
Regions Financial Corp.	250,097	1,963,262
Royal Bank of Canada	156,962	9,158,733
Societe Generale	654,675	41,087,169
SunTrust Banks, Inc.	299,142	8,014,014
Synovus Financial Corp.	52,977	174,294
Toronto-Dominion Bank	17,915	1,336,101
Trustmark Corp.	205,425	5,018,533
U.S. Bancorp	2,891,194	74,824,101
Wells Fargo & Co.	2,685,361	83,568,434
Westamerica Bancorporation	1,968	113,455
Zions Bancorporation	63,405	1,383,497

		$304,492,998

Commercial Services & Supplies — 0.1%
Avery Dennison Corp.	56,594	$2,060,588
Cintas Corp.	208,023	5,843,366
Pitney Bowes, Inc.	15,870	388,021
Waste Management, Inc.	108,828	3,746,948

		$12,038,923

Communications Equipment — 4.0%
Cisco Systems, Inc.(1)	7,085,863	$184,445,014
Juniper Networks, Inc.(1)	109,780	3,368,050
Motorola, Inc.(1)	1,151,307	8,082,175
Nokia Oyj ADR	1,721,613	26,753,866
QUALCOMM, Inc.	3,471,806	145,781,134
Telefonaktiebolaget LM Ericsson ADR	1,750,000	18,252,500

		$386,682,739

Computers & Peripherals — 4.6%
Apple, Inc.(1)	291,406	$68,460,011
Dell, Inc.(1)	4,062,459	60,977,510
EMC Corp.(1)	2,038,992	36,783,416
Hewlett-Packard Co.	1,114,033	59,210,854
International Business Machines Corp.	1,581,753	202,859,822

Security	Shares	Value
Lexmark International, Inc., Class A(1)	12,631	$455,726
NetApp, Inc.(1)	417,589	13,596,698

		$442,344,037

Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc.(1)	64,781	$2,927,453

		$2,927,453

Construction Materials — 0.0%
Vulcan Materials Co.	22,102	$1,044,098

		$1,044,098

Consumer Finance — 0.5%
American Express Co.	419,173	$17,295,078
Capital One Financial Corp.	236,327	9,786,301
Discover Financial Services	1,105,050	16,465,245
SLM Corp.(1)	10,200	127,704

		$43,674,328

Containers & Packaging — 0.1%
Bemis Co., Inc.	133,186	$3,825,102
Temple-Inland, Inc.	90,660	1,852,184

		$5,677,286

Distributors — 0.1%
Genuine Parts Co.	188,424	$7,959,030

		$7,959,030

Diversified Consumer Services — 0.2%
Apollo Group, Inc., Class A(1)	10,887	$667,264
H&R Block, Inc.	931,827	16,586,521

		$17,253,785

Diversified Financial Services — 2.3%
Bank of America Corp.	3,729,078	$66,564,042
Citigroup, Inc.(1)	62,269	252,189
CME Group, Inc.	28,751	9,088,479
ING Groep NV ADR(1)	191,170	1,904,053
IntercontinentalExchange, Inc.(1)	13,162	1,476,513
JPMorgan Chase & Co.	3,017,689	135,041,583
Moody’s Corp.	179,602	5,343,160

		$219,670,019

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	1,499,836	$38,755,762
CenturyTel, Inc.	11,538	409,138
Deutsche Telekom AG ADR	515,476	6,958,926
McLeodUSA, Inc., Class A(1)(2)	947	0
Telefonos de Mexico SA de CV ADR	283,026	4,415,206
Telmex Internacional SAB de CV ADR	283,026	5,456,741
Verizon Communications, Inc.	426,358	13,225,625
Windstream Corp.	247,947	2,700,143

		$71,921,541

Electric Utilities — 0.0%
Duke Energy Corp.	47,340	$772,589
Exelon Corp.	9,202	403,140
Southern Co.	68,451	2,269,835

		$3,445,564

Electrical Equipment — 1.3%
Emerson Electric Co.	2,256,079	$113,571,017
Rockwell Automation, Inc.	125,000	7,045,000

		$120,616,017

Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.8%
Agilent Technologies, Inc.(1)	456,713	$15,706,360
Corning, Inc.	2,838,521	57,366,510
Flextronics International, Ltd.(1)	161,054	1,262,663
National Instruments Corp.	35,783	1,193,363
Tyco Electronics, Ltd.	10,142	278,702

		$75,807,598

Energy Equipment & Services — 1.3%
Baker Hughes, Inc.	136,681	$6,402,138
Halliburton Co.	846,351	25,500,556
Schlumberger, Ltd.	1,175,550	74,600,403
Transocean, Ltd.(1)	196,993	17,016,255

		$123,519,352

Food & Staples Retailing — 3.3%
Costco Wholesale Corp.	873,262	$52,142,474
CVS Caremark Corp.	1,958,364	71,597,788
Kroger Co. (The)	69,668	1,509,009
Safeway, Inc.	186,891	4,646,110
Sysco Corp.	1,612,944	47,581,848
Wal-Mart Stores, Inc.	2,001,980	111,310,088
Walgreen Co.	841,267	31,202,593

		$319,989,910

Food Products — 2.6%
Archer-Daniels-Midland Co.	1,492,098	$43,121,632
Campbell Soup Co.	54,780	1,936,473
ConAgra Foods, Inc.	3,600	90,252
General Mills, Inc.	27,469	1,944,530
H.J. Heinz Co.	75,878	3,460,796
Hershey Co. (The)	511,810	21,910,586
Kraft Foods, Inc., Class A	229,371	6,936,179
Nestle SA	2,750,000	140,915,430
Sara Lee Corp.	1,756,691	24,470,706
Unilever NV	72,175	2,176,798

		$246,963,382

Health Care Equipment & Supplies — 1.4%
Baxter International, Inc.	224,448	$13,062,874
Becton, Dickinson and Co.	63,708	5,015,731
Boston Scientific Corp.(1)	36,529	263,739
CareFusion Corp.(1)	108,237	2,860,704
Covidien PLC	193,092	9,708,666
Hospira, Inc.(1)	43,238	2,449,433
Medtronic, Inc.	1,737,870	78,256,286
St. Jude Medical, Inc.(1)	66,365	2,724,283
Stryker Corp.	148,068	8,472,451
Zimmer Holdings, Inc.(1)	234,861	13,903,771

		$136,717,938

Health Care Providers & Services — 1.1%
AmerisourceBergen Corp.	584,387	$16,900,472
Cardinal Health, Inc.	216,467	7,799,306
CIGNA Corp.	49,467	1,809,503
Express Scripts, Inc.(1)	196,994	20,046,109
Henry Schein, Inc.(1)	763,371	44,962,552
McKesson Corp.	6,462	424,683
Medco Health Solutions, Inc.(1)	146,516	9,459,073
PharMerica Corp.(1)	25,547	465,466

Security	Shares	Value
UnitedHealth Group, Inc.	131,101	$4,283,070
WellPoint, Inc.(1)	53,673	3,455,468

		$109,605,702

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	533,768	$20,752,900
Darden Restaurants, Inc.	147,345	6,562,746
International Game Technology	459,500	8,477,775
Interval Leisure Group, Inc.(1)	85,966	1,251,665
Marriott International, Inc., Class A	401,544	12,656,667
McDonald’s Corp.	865,066	57,717,204
Starbucks Corp.(1)	2,222,271	53,934,517
Yum! Brands, Inc.	210,518	8,069,155

		$169,422,629

Household Durables — 0.2%
D.R. Horton, Inc.	417,028	$5,254,553
Fortune Brands, Inc.	117,078	5,679,454
Leggett & Platt, Inc.	313,428	6,782,582
Newell Rubbermaid, Inc.	49,838	757,537

		$18,474,126

Household Products — 2.3%
Clorox Co. (The)	31,145	$1,997,640
Colgate-Palmolive Co.	599,692	51,129,740
Energizer Holdings, Inc.(1)	60,372	3,788,947
Kimberly-Clark Corp.	530,925	33,384,564
Procter & Gamble Co.	2,004,429	126,820,223

		$217,121,114

Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The)(1)	93,180	$1,024,980

		$1,024,980

Industrial Conglomerates — 2.0%
3M Co.	888,156	$74,223,197
General Electric Co.	6,096,425	110,954,935
Textron, Inc.	18,236	387,150
Tyco International, Ltd.	23,014	880,286

		$186,445,568

Insurance — 2.9%
Aegon NV ADR(1)	5,136,862	$34,982,030
Aflac, Inc.	238,630	12,955,223
Allstate Corp. (The)	107,599	3,476,524
AON Corp.	134,748	5,755,087
Berkshire Hathaway, Inc., Class A(1)	674	82,093,200
Berkshire Hathaway, Inc., Class B(1)	998,309	81,132,572
Chubb Corp.	24,930	1,292,621
Cincinnati Financial Corp.	179,991	5,201,740
Hartford Financial Services Group, Inc.	10,762	305,856
Manulife Financial Corp.	69,765	1,373,673
Marsh & McLennan Cos., Inc.	24,256	592,332
Old Republic International Corp.	164,555	2,086,557
Progressive Corp.	1,199,718	22,902,617
Torchmark Corp.	278,479	14,901,411
Travelers Companies, Inc. (The)	77,876	4,200,631

		$273,252,074

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(1)	43,801	$5,945,110
Expedia, Inc.	119,213	2,975,556

Security	Shares	Value
HSN, Inc.(1)	60,017	$1,766,900
Liberty Media Corp. - Interactive, Class A(1)	11,902	182,220

		$10,869,786

Internet Software & Services — 1.6%
Akamai Technologies, Inc.(1)	200,000	$6,282,000
AOL, Inc.(1)	40,610	1,026,621
eBay, Inc.(1)	1,260,217	33,962,848
Google, Inc., Class A(1)	199,296	113,002,825
IAC/InterActiveCorp(1)	13,368	303,988
VeriSign, Inc.(1)	14,758	383,856

		$154,962,138

IT Services — 2.6%
Accenture PLC, Class A	2,738,000	$114,859,100
Automatic Data Processing, Inc.	1,339,373	59,561,917
Broadridge Financial Solutions, Inc.	18,597	397,604
DST Systems, Inc.	600	24,870
Fidelity National Information Services, Inc.	79,251	1,857,643
Fiserv, Inc.(1)	47,355	2,403,740
Paychex, Inc.	757,686	23,260,960
Total System Services, Inc.	52,739	825,893
Western Union Co.	2,944,674	49,941,671

		$253,133,398

Leisure Equipment & Products — 0.0%
Mattel, Inc.	22,565	$513,128

		$513,128

Life Sciences Tools & Services — 0.2%
Life Technologies Corp.(1)	344,969	$18,031,530
Thermo Fisher Scientific, Inc.(1)	18,700	961,928

		$18,993,458

Machinery — 2.6%
Caterpillar, Inc.	159,554	$10,027,969
Danaher Corp.	22,988	1,836,971
Deere & Co.	2,623,301	155,981,477
Dover Corp.	578,638	27,051,326
Illinois Tool Works, Inc.	1,182,752	56,015,135
Parker Hannifin Corp.	30,763	1,991,597

		$252,904,475

Media — 2.8%
Ascent Media Corp., Class A(1)	755	$20,574
CBS Corp., Class B	79,463	1,107,714
Comcast Corp., Class A	216,991	4,083,771
Comcast Corp., Special Class A	2,012,974	36,173,143
DIRECTV, Class A(1)	30,225	1,021,907
Discovery Communications, Inc., Class A(1)	7,555	255,283
Discovery Communications, Inc., Class C(1)	7,555	222,192
Gannett Co., Inc.	320,258	5,290,662
Liberty Capital, Class A(1)	7,556	274,812
Liberty Global, Inc., Series A(1)	2,381	69,430
Liberty Global, Inc., Series C(1)	2,382	68,816
Liberty Media Corp. - Starz, Series A(1)	3,022	165,243
Live Nation, Inc.(1)	118,862	1,723,499
McGraw-Hill Cos., Inc. (The)	299,599	10,680,704
New York Times Co. (The), Class A(1)	5,269	58,644
News Corp., Class A	97	1,398
Omnicom Group, Inc.	337,339	13,092,127
Time Warner Cable, Inc.	125,310	6,680,276
Time Warner, Inc.	497,707	15,563,298

Security	Shares	Value
Viacom, Inc., Class B(1)	83,155	$2,858,869
Walt Disney Co. (The)	4,870,461	170,027,793
Washington Post Co., Class B	1,500	666,270
WPP PLC, ADR	42,292	2,180,153

		$272,286,578

Metals & Mining — 0.5%
Alcoa, Inc.	52,760	$751,302
BHP Billiton, Ltd. ADR	178,181	14,311,498
Freeport-McMoRan Copper & Gold, Inc.	225,000	18,796,500
Nucor Corp.	230,000	10,437,400

		$44,296,700

Multiline Retail — 1.3%
Macy’s, Inc.	94,265	$2,052,149
Nordstrom, Inc.	552	22,549
Sears Holdings Corp.(1)	795	86,202
Target Corp.	2,290,940	120,503,444

		$122,664,344

Oil, Gas & Consumable Fuels — 9.0%
Anadarko Petroleum Corp.	4,381,890	$319,133,049
Apache Corp.	2,145,162	217,733,943
BP PLC ADR	220,725	12,596,776
Chevron Corp.	653,006	49,517,445
ConocoPhillips	698,034	35,718,400
Devon Energy Corp.	568,771	36,645,915
Exxon Mobil Corp.	2,478,399	166,003,165
Hess Corp.	35,579	2,225,466
Marathon Oil Corp.	177,334	5,610,848
Murphy Oil Corp.	78,679	4,420,973
Royal Dutch Shell PLC ADR, Class A	103,442	5,985,154
Royal Dutch Shell PLC ADR, Class B	9,594	530,836
Spectra Energy Corp.	87,311	1,967,117
Williams Cos., Inc.	2,000	46,200

		$858,135,287

Paper & Forest Products — 0.0%
International Paper Co.	283	$6,965
Neenah Paper, Inc.	975	15,444
Weyerhaeuser Co.	4,754	215,213

		$237,622

Personal Products — 0.0%
Avon Products, Inc.	10,400	$352,248
Estee Lauder Cos., Inc., Class A	13,035	845,580

		$1,197,828

Pharmaceuticals — 9.9%
Abbott Laboratories	3,374,747	$177,781,672
Allergan, Inc.	82,562	5,392,950
Bristol-Myers Squibb Co.	1,962,137	52,389,058
Eli Lilly & Co.	2,626,575	95,134,546
GlaxoSmithKline PLC ADR	447,876	17,252,184
Johnson & Johnson	3,066,721	199,950,209
King Pharmaceuticals, Inc.(1)	152,305	1,791,107
Merck & Co., Inc.	2,483,009	92,740,386
Novo Nordisk A/S ADR	353,594	27,269,169
Pfizer, Inc.	9,874,911	169,354,724
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	105,462,569

		$944,518,574

Security	Shares	Value
Real Estate Management & Development — 0.0%
Forest City Enterprises, Inc., Class A(1)	56,500	$814,165
Forestar Real Estate Group, Inc.(1)	30,220	570,554

		$1,384,719

Road & Rail — 0.1%
Norfolk Southern Corp.	12,365	$691,080
Union Pacific Corp.	132,257	9,694,438

		$10,385,518

Semiconductors & Semiconductor Equipment — 3.5%
Analog Devices, Inc.	560,289	$16,147,529
Applied Materials, Inc.	1,065,614	14,364,477
Broadcom Corp., Class A	976,043	32,385,107
Cypress Semiconductor Corp.(1)	52,742	606,533
Intel Corp.	11,002,415	244,913,758
KLA-Tencor Corp.	142,889	4,418,128
Linear Technology Corp.	123,388	3,489,413
Maxim Integrated Products, Inc.	223,099	4,325,889
Texas Instruments, Inc.	552,587	13,521,804
Verigy, Ltd.(1)	3,479	38,895
Xilinx, Inc.	24,607	627,478

		$334,839,011

Software — 3.2%
Activision Blizzard, Inc.	96,350	$1,161,981
Adobe Systems, Inc.(1)	440,317	15,574,012
CA, Inc.	45,408	1,065,726
Electronic Arts, Inc.(1)	21,405	399,417
Microsoft Corp.	3,425,420	100,262,044
Oracle Corp.	6,981,400	179,352,166
Symantec Corp.(1)	186,371	3,153,397

		$300,968,743

Specialty Retail — 2.5%
Best Buy Co., Inc.	148,536	$6,318,721
Gap, Inc. (The)	89,138	2,059,979
Home Depot, Inc.	3,945,465	127,635,793
Limited Brands, Inc.	41,877	1,031,012
Lowe’s Companies, Inc.	1,003,622	24,327,797
Sherwin-Williams Co. (The)	500	33,840
Staples, Inc.	257,430	6,021,288
TJX Companies, Inc. (The)	1,701,405	72,343,741

		$239,772,171

Textiles, Apparel & Luxury Goods — 2.4%
Coach, Inc.	10,800	$426,816
Hanesbrands, Inc.(1)	236,598	6,582,156
NIKE, Inc., Class B	3,058,444	224,795,634

		$231,804,606

Thrifts & Mortgage Finance — 0.0%
Tree.com, Inc.(1)	13,436	$122,939

		$122,939

Tobacco — 0.3%
Altria Group, Inc.	291,453	$5,980,615
Philip Morris International, Inc.	467,700	24,395,232

		$30,375,847

Security	Shares	Value
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	22,000	$1,107,480
Sprint Nextel Corp.(1)	229,998	873,993
Vodafone Group PLC ADR	258,791	6,027,242

		$8,008,715

Total Common Stocks (identified cost $7,208,469,977)		$9,475,811,667

Preferred Stocks — 0.0%

Security	Shares	Value
Commercial Banks — 0.0%
Wells Fargo & Co.	166	$124

Total Preferred Stocks (identified cost $4,929)		$124

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Independent Power Producers & Energy Traders — 0.0%
Enron Corp.(1)(2)	11,050	$0

Total Convertible Preferred Stocks (identified cost $16,626,069)		$0

Short-Term Investments — 0.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(3)	$52,375	$52,374,815

Total Short-Term Investments (identified cost $52,374,815)		$52,374,815

Total Investments — 99.7% (identified cost $7,277,475,790)		$9,528,186,606

Other Assets, Less Liabilities — 0.3%		$25,965,020

Net Assets — 100.0%		$9,554,151,626

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the fiscal year to date ended March 31, 2010 was $11,225 and $0, respectively.

The Portfolio did not have any open financial instruments at March 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,121,399,361

Gross unrealized appreciation	$7,406,792,107
Gross unrealized depreciation	(4,862)

Net unrealized appreciation	$7,406,787,245

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$1,116,445,664	$—		$—	$1,116,445,664
Consumer Staples	1,130,543,047	140,915,430		—	1,271,458,477
Energy	981,654,639	—		—	981,654,639
Financials	1,180,459,543	43,328,383		—	1,223,787,926
Health Care	1,397,366,420	—		—	1,397,366,420
Industrials	1,302,532,970	—		—	1,302,532,970
Information Technology	1,948,737,664	—		—	1,948,737,664
Materials	149,427,107	—		—	149,427,107
Telecommunication Services	79,930,256	—		—	79,930,256
Utilities	4,470,544	—		—	4,470,544

Total Common Stocks	$9,291,567,854	$184,243,813	*	$—	$9,475,811,667

Convertible Preferred Stocks	—	—		0	0
Preferred Stocks	124	—		—	124
Short-Term Investments	—	52,374,815		—	52,374,815

Total	$9,291,567,978	$236,618,628		$0	$9,528,186,606

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The level classification by major category of investments (other than for categories presented above) is the same as the category presentation in the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Common Stocks
and Convertible
Preferred
Stocks*
Balance as of December 31, 2009	$0
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	0
Net purchases (sales)	—
Net transfers to (from) Level 3	—

Balance as of March 31, 2010	$0

Change in net unrealized appreciation (depreciation) on investments still held as of March 31, 2010	$0

*	All Level 3 investments held at December 31, 2009 and March 31, 2010 were valued at $0.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance Large-Cap Core Research Fund as of March 31, 2010 (Unaudited)

Eaton Vance Large-Cap Core Research Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Large-Cap Core Research Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2010, the value of the Fund’s investment in the Portfolio was $37,776,450 and the Fund owned 16.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Core Research Portfolio	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 6.4%
Boeing Co. (The)	15,660	$1,137,072
General Dynamics Corp.	46,965	3,625,698
Lockheed Martin Corp.	33,303	2,771,476
Raytheon Co.	42,592	2,432,855
United Technologies Corp.	59,634	4,389,659

		$14,356,760

Auto Components — 0.8%
Johnson Controls, Inc.	53,912	$1,778,557

		$1,778,557

Beverages — 2.6%
Coca-Cola Co. (The)	49,957	$2,747,635
PepsiCo, Inc.	47,766	3,160,199

		$5,907,834

Biotechnology — 2.3%
Amgen, Inc.(1)	38,268	$2,286,896
Celgene Corp.(1)	27,255	1,688,720
Gilead Sciences, Inc.(1)	25,667	1,167,335

		$5,142,951

Capital Markets — 2.7%
Goldman Sachs Group, Inc.	16,009	$2,731,616
Invesco, Ltd.	31,772	696,124
Northern Trust Corp.	15,550	859,293
State Street Corp.	25,847	1,166,734
T. Rowe Price Group, Inc.	9,703	532,986

		$5,986,753

Chemicals — 1.7%
Air Products and Chemicals, Inc.	39,740	$2,938,773
Monsanto Co.	13,453	960,813

		$3,899,586

Commercial Banks — 4.7%
Fifth Third Bancorp	86,279	$1,172,531
KeyCorp	168,399	1,305,092
PNC Financial Services Group, Inc.	27,973	1,669,988
U.S. Bancorp	76,835	1,988,490
Wells Fargo & Co.	143,990	4,480,969

		$10,617,070

Commercial Services & Supplies — 0.5%
Waste Management, Inc.	34,843	$1,199,644

		$1,199,644

Communications Equipment — 2.7%
Cisco Systems, Inc.(1)	117,681	$3,063,236
QUALCOMM, Inc.	51,531	2,163,787
Telefonaktiebolaget LM Ericsson ADR	91,687	956,295

		$6,183,318

Computers & Peripherals — 6.0%
Apple, Inc.(1)	25,975	$6,102,306
Hewlett-Packard Co.	74,405	3,954,626

1

Security	Shares	Value
International Business Machines Corp.	27,588	$3,538,161

		$13,595,093

Consumer Finance — 0.6%
American Express Co.	34,465	$1,422,026

		$1,422,026

Diversified Financial Services — 4.6%
Bank of America Corp.	293,258	$5,234,655
JPMorgan Chase & Co.	112,397	5,029,766

		$10,264,421

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	69,136	$1,786,474
Verizon Communications, Inc.	32,591	1,010,973

		$2,797,447

Electric Utilities — 0.9%
American Electric Power Co., Inc.	56,499	$1,931,136

		$1,931,136

Electrical Equipment — 0.4%
Emerson Electric Co.	16,250	$818,025

		$818,025

Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	104,839	$2,118,796

		$2,118,796

Energy Equipment & Services — 1.2%
Halliburton Co.	83,106	$2,503,984
Transocean, Ltd.(1)	3,570	308,376

		$2,812,360

Food & Staples Retailing — 2.8%
Costco Wholesale Corp.	9,601	$573,276
CVS Caremark Corp.	48,304	1,765,994
Wal-Mart Stores, Inc.	69,805	3,881,158

		$6,220,428

Food Products — 1.8%
Kellogg Co.	25,275	$1,350,443
Nestle SA ADR	42,797	2,191,207
Unilever PLC ADR	16,989	497,438

		$4,039,088

Health Care Equipment & Supplies — 3.0%
Baxter International, Inc.	31,553	$1,836,385
Boston Scientific Corp.(1)	126,139	910,724
Covidien PLC	21,376	1,074,785
Medtronic, Inc.	37,405	1,684,347
St. Jude Medical, Inc.(1)	30,846	1,266,228

		$6,772,469

Health Care Providers & Services — 0.7%
AmerisourceBergen Corp.	30,257	$875,033
Fresenius Medical Care AG & Co. KGaA ADR	13,382	751,533

		$1,626,566

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	23,349	$907,809
Marriott International, Inc., Class A	20,732	653,473
McDonald’s Corp.	30,318	2,022,817

		$3,584,099

2

Security	Shares	Value
Household Durables — 0.6%
Whirlpool Corp.	15,324	$1,337,019

		$1,337,019

Household Products — 3.4%
Clorox Co. (The)	10,253	$657,628
Colgate-Palmolive Co.	31,335	2,671,622
Kimberly-Clark Corp.	10,447	656,907
Procter & Gamble Co.	57,056	3,609,933

		$7,596,090

Industrial Conglomerates — 1.3%
3M Co.	15,257	$1,275,028
General Electric Co.	89,347	1,626,115

		$2,901,143

Insurance — 2.2%
Lincoln National Corp.	44,638	$1,370,387
MetLife, Inc.	42,552	1,844,204
Prudential Financial, Inc.	30,225	1,828,612

		$5,043,203

Internet Software & Services — 1.7%
Google, Inc., Class A(1)	6,691	$3,793,864

		$3,793,864

IT Services — 1.8%
Accenture PLC, Class A	12,875	$540,106
Cognizant Technology Solutions Corp.(1)	12,253	624,658
Fiserv, Inc.(1)	11,548	586,177
MasterCard, Inc., Class A	7,482	1,900,428
Visa, Inc., Class A	5,000	455,150

		$4,106,519

Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.(1)	16,792	$863,780

		$863,780

Machinery — 2.0%
Caterpillar, Inc.	21,919	$1,377,609
Danaher Corp.	9,035	721,987
Illinois Tool Works, Inc.	12,582	595,884
PACCAR, Inc.	40,327	1,747,772

		$4,443,252

Media — 1.9%
McGraw-Hill Cos., Inc. (The)	25,825	$920,661
Time Warner Cable, Inc.	24,054	1,282,319
Walt Disney Co. (The)	61,645	2,152,027

		$4,355,007

Metals & Mining — 1.6%
BHP Billiton, Ltd. ADR	7,060	$567,059
Freeport-McMoRan Copper & Gold, Inc.	15,636	1,306,232
Nucor Corp.	11,689	530,447
United States Steel Corp.	18,912	1,201,290

		$3,605,028

Multi-Utilities — 2.0%
CMS Energy Corp.	107,916	$1,668,381
PG&E Corp.	36,084	1,530,683
Public Service Enterprise Group, Inc.	47,353	1,397,861

		$4,596,925

3

Security	Shares	Value
Multiline Retail — 2.0%
Kohl’s Corp.(1)	25,834	$1,415,187
Macy’s, Inc.	69,825	1,520,090
Target Corp.	30,974	1,629,232

		$4,564,509

Oil, Gas & Consumable Fuels — 10.0%
Anadarko Petroleum Corp.	41,447	$3,018,585
Apache Corp.	22,630	2,296,945
Chevron Corp.	28,934	2,194,065
Exxon Mobil Corp.	96,741	6,479,712
Hess Corp.	33,141	2,072,970
Occidental Petroleum Corp.	34,919	2,952,052
Peabody Energy Corp.	35,278	1,612,205
Southwestern Energy Co.(1)	45,553	1,854,918

		$22,481,452

Personal Products — 0.4%
Avon Products, Inc.	26,412	$894,574

		$894,574

Pharmaceuticals — 5.7%
Abbott Laboratories	54,224	$2,856,521
Merck & Co., Inc.	87,352	3,262,597
Pfizer, Inc.	260,100	4,460,715
Shire PLC ADR	14,467	954,243
Teva Pharmaceutical Industries, Ltd. ADR	19,773	1,247,281

		$12,781,357

Professional Services — 0.2%
Equifax, Inc.	15,156	$542,585

		$542,585

Real Estate Investment Trusts (REITs) — 1.2%
AvalonBay Communities, Inc.	8,836	$762,988
Boston Properties, Inc.	8,882	670,058
Equity Residential	15,764	617,161
Vornado Realty Trust	9,707	734,820

		$2,785,027

Semiconductors & Semiconductor Equipment — 2.1%
Analog Devices, Inc.	38,523	$1,110,233
ASML Holding NV ADR	39,615	1,402,371
Broadcom Corp., Class A	37,409	1,241,231
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	86,748	909,986

		$4,663,821

Software — 4.3%
McAfee, Inc.(1)	20,348	$816,565
Microsoft Corp.	215,600	6,310,612
Oracle Corp.	97,040	2,492,958

		$9,620,135

Specialty Retail — 2.6%
Abercrombie & Fitch Co., Class A	13,300	$607,012
Best Buy Co., Inc.	24,721	1,051,631
Gap, Inc. (The)	26,894	621,520
Home Depot, Inc.	58,201	1,882,803
Staples, Inc.	33,309	779,098
TJX Companies, Inc. (The)	21,252	903,635

		$5,845,699

4

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	17,701	$1,301,023

		$1,301,023

Tobacco — 0.3%
Philip Morris International, Inc.	14,976	$781,148

		$781,148

Wireless Telecommunication Services — 1.5%
American Tower Corp., Class A(1)	41,625	$1,773,641
Rogers Communications, Inc., Class B	50,071	1,708,923

		$3,482,564

Total Common Stocks (identified cost $204,446,993)		$225,460,151

Short-Term Investments — 0.1%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(2)	$280	$280,260

Total Short-Term Investments (identified cost $280,260)		$280,260

Total Investments — 100.0% (identified cost $204,727,253)		$225,740,411

Other Assets, Less Liabilities — 0.0%		$37,419

Net Assets — 100.0%		$225,777,830

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the fiscal year to date ended March 31, 2010 was $346 and $0, respectively.

5

The Portfolio did not have any open financial instruments at March 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$204,747,530

Gross unrealized appreciation	$21,536,493
Gross unrealized depreciation	(543,612)

Net unrealized appreciation	$20,992,881

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$225,460,151	$—	$—	$225,460,151
Short-Term Investments	—	280,260	—	280,260

Total Investments	$225,460,151	$280,260	$—	$225,740,411

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Mutual Funds Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	May 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	May 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 24, 2010